RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 17,349	$ 8,309
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Amounts due to related parties	$ 10,347,200	$ 13,187,966
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receipt of CRO and CDMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 1,580,387	$ 1,943,523	$ 2,660,504
WuXi AppTec Group
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 14,276	$ 5,304
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Amounts due to related parties	$ 228,539	$ 589,130
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember	us-gaap:MajorityShareholderMember
WuXi AppTec Group | Receipt of CRO and CDMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 98,024	$ 466,432	787,602
Certain senior management personnel.
RELATED PARTY TRANSACTIONS
Amounts due from related parties	3,073	3,005
Related party transactions	12,096	12,132	4,087
WuXi Biologics (Cayman) Inc.
RELATED PARTY TRANSACTIONS
Amounts due to related parties	$ 10,118,661	$ 12,598,836
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember	us-gaap:SubsidiaryOfCommonParentMember
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CDMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 1,470,267	$ 1,464,959	$ 1,868,815